Segment Information - Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Revenues	$ 1,415,000	$ 1,260,000			$ 5,707,000	$ 4,155,000
Cost of revenues	192,000	196,000			866,000	782,000
R&D expenses- excluding stock-based compensation expenses	5,508,000	1,851,000			6,894,000	4,653,000
S&M expenses- excluding stock-based compensation expenses	1,255,000	1,736,000			5,696,000	3,316,000
G&A expenses- excluding stock-based compensation expenses	6,284,000	1,515,000			4,221,000	4,602,000
Operating loss	(11,824,000)	(4,038,000)			11,970,000	9,198,000
Net loss	(10,770,000)	(3,314,000)	$ (15,610,000)		(12,819,000)	(15,610,000)
Cash and cash equivalents	3,122,000	688,000		$ 927,000	294,000	927,000
TRAILBLAZER HOLDINGS, INC. [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Operating loss				(53,820)	(156,348)
Net loss				(53,820)	(156,348)
Operating expenses				53,820	156,348
Chief Operating Decision Maker [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Revenues	1,415,000	1,260,000			5,707,000	4,155,000
Cost of revenues	192,000	196,000			866,000	782,000
R&D expenses- excluding stock-based compensation expenses	2,815,000	1,315,000			5,800,000	4,076,000
S&M expenses- excluding stock-based compensation expenses	1,162,000	1,510,000			5,141,000	3,265,000
G&A expenses- excluding stock-based compensation expenses	3,853,000	888,000			2,846,000	3,679,000
Stock based compensation expenses	5,217,000	1,389,000			3,024,000	1,551,000
Operating loss	(11,824,000)	(4,038,000)			11,970,000	9,198,000
Finance expenses	1,054,000	724,000			335,000	6,182,000
Interest expense					493,000	216,000
Taxes on Income					21,000	14,000
Net loss	(10,770,000)	(3,314,000)			12,819,000	15,610,000
Cash and cash equivalents	$ 3,122,000	$ 688,000		927,000	294,000	$ 927,000
Chief Operating Decision Maker [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Operating expenses				$ 53,820	$ 156,348